Long-term Investments - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)
Investments, Debt and Equity Securities [Abstract]
Cost method equity investments	¥ 241,534,200		¥ 141,534,200		$ 35,129,692
Cost method equity investments, impairment loss recognized	0	$ 0	0	¥ 0
Available-for-sale debt securities	50,564,859		49,468,402		$ 7,354,354
Unrealized loss for available-for-sale debt securities			531,598	0
Unrealized gain for available-for-sale debt securities	564,859	82,155
Available-for-sale debt securities, impairment loss recognized	¥ 0	$ 0	¥ 0	¥ 0